April 29, 1998
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Van  Kampen  American  Capital Emerging Markets  Income  Trust,
          Series 2

          File No. 33-61271   CIK #910034


Ladies/Gentlemen:


   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Post-Effective of the Registration Statement, was filed electronically with the Commission on April 24, 1998.


Very truly yours,




VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.